17. RELATED PARTIES' TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Sales of goods and services
	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
CTB (1)	1	-	-
Transener	-	1	1
TGS (2)	29	51	23
Greenwind	1	-	-
Refinor (3)	18	16	5
Other related parties
SACDE	-	1	-
	49	69	29

(1)	Corresponds mainly to advisory services for technical assistance.
(2)	Corresponds mainly to advisory services for technical assistance and purchase of gas. TGS’ Meeting of Shareholders held on October 17, 2019 approved certain amendments to the services agreement which extend the agreement’s term and entail a progressive reduction over the years of the remuneration collectable by the Company as technical operator.
(3)	Corresponds mainly to sales of gas and refined products.

Purchases of goods and services
	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
TGS (1)	(22)	(21)	(8)
SACME	(1)	(2)	(2)
Refinor (2)	(19)	(34)	(17)
Oldelval (3)	(1)	(2)	(3)
Other related parties
SACDE (4)	-	(2)	-
Orígenes Vida	-	-	(1)
	(43)	(61)	(31)

(1)	Corresponds mainly to natural gas transportation services.
(2)	Corresponds mainly to purchases of refined products.
(3)	Correspond mainly to oil transportation services.
(4)	Correspond mainly to construction services that include work execution and storage of materials, capitalized in Properties, plant and equipment.

Fees for services
	12.31.2019	12.31.2018	12.31.2017
Other related parties
Salaverri, Dellatorre, Burgio & Wetzler	(1)	(1)	(1)
	(1)	(1)	(1)

Other operating income (expenses)
	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
Greenwind	(1)	-	-
OCP (1)	-	(7)	-
Other related parties
SACDE	1	-	-
Foundation (2)	(2)	(2)	(1)
	(2)	(9)	(1)

(1) Corresponds to onerous contract (Ship or Pay).

(2) Corresponds to donations.

Financial income
	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures

TGS	3	3	3
	3	3	3

Dividends received
	12.31.2019	12.31.2018	12.31.2017
Associates and joint ventures
CIESA/TGS	56	18	-
OCP	14	-	-
Oldelval	-	1	-
Citelec	17	-	-
	87	19	-

Payment of dividends
Other related parties	12.31.2019	12.31.2018	12.31.2017
EMESA	-	(2)	(2)
APCO Oil	-	-	(2)
	-	(2)	(4)

Balances with related parties
As of December 31, 2019	Trade receivables	Other receivables
	Current	Non Current	Current
Associates and joint ventures
TGS	4	34	5
CIESA	-	-	-
Greenwind	-	4	-
Refinor	2	-	-
OCP	-	15	-
Other related parties
SACDE	-	-	2
Other	-	-	1
	6	53	8

As of December 31, 2019	Trade payables	Other payables	Borrowings
	Current	Current	Current
Associates and joint ventures
Greenwind	5	-	-
SACME	2	-	-
Citelec	-	-	14
OCP	-	5	-
Refinor	1	-	-
	8	5	14

As of December 31, 2018	Trade receivables	Other receivables
	Current	Non Current	Current
Associates and joint ventures
TGS	8	38	4
Greenwind	-	11	-
Refinor	2	-	-
Other related parties
SACDE	-	-	1
	10	49	5

As of December 31, 2018	Trade payables	Other payables	Borrowings
	Current	Current	Current
Associates and joint ventures
TGS	3	-	-
Refinor	3	-	-
Other related parties
Orígenes Retiro	-	-	1
	6	-	1